Document and Entity Information	Nov. 15, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity File Number	001-36845
Entity Registrant Name	Bellerophon Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3116175
Entity Address, Address Line One	184 Liberty Corner Road, Suite 302
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	908
Local Phone Number	574-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BLPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001600132
Amendment Flag	false